OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	MS-CE-VMINC-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–153.21%(a)

Alabama–2.41%
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,095	$1,215,614
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,095	1,212,888
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,600	4,084,092
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	8,575	9,560,954
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (b)	5.00%	08/01/37	2,000	2,206,780
				18,280,328

Alaska–0.76%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,825	4,349,446
Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (b)(d)	5.00%	01/01/27	1,400	1,401,330
				5,750,776

Arizona–3.97%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	2,065	2,249,818
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	1,950	2,057,835
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/39	1,400	1,517,292
Series 2014, Ref. RB	5.00%	12/01/42	1,905	2,067,744
Arizona (State of); Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/26	1,995	2,172,076
Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/27	1,605	1,747,460
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	1,000	1,094,100
Series 2010, RB	5.13%	05/15/40	1,000	1,100,460
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/32	7,600	8,430,756
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	435	491,324
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,665	2,849,924
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	1,005,130
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/32	1,050	1,157,444
Series 2014 A, Hospital RB	5.25%	08/01/32	2,000	2,248,260
				30,189,623

California–22.17%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (b)	5.00%	12/01/24	3,145	3,453,870
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/35	3,010	1,257,247
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/36	2,675	1,070,000
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	2,720	1,977,467
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	5,270	3,042,951
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (g)(h)	5.00%	05/01/18	4,360	4,870,207
Series 2008 H, Power Supply RB (INS-AGM) (b)	5.00%	05/01/22	1,740	1,941,248
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/36	4,750	5,286,513

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/27	$1,190	$1,313,736
Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/30	1,400	1,508,906
Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/37	3,075	3,266,972
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	3,000	3,290,250
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	755	811,397
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	2,410	2,809,795
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,135	4,739,248
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,800	2,025,648
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (g)(h)	5.00%	01/01/28	4,500	5,677,965
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(g)(h)	5.00%	01/01/28	10,100	12,743,877
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/29	1,360	804,957
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/43	2,120	616,941
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/44	1,090	302,737
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/45	6,270	1,661,675
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/48	4,610	1,063,942
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,440	5,094,277
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (b)	5.00%	07/01/32	5,000	5,212,150
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	4,155	2,129,895
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	3,165	1,530,784
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,955	3,847,661
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,825	4,036,450
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	3,360	2,640,490
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,200	3,606,368
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	2,000	2,067,640
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (b)(d)	6.00%	05/15/18	9,000	10,213,200
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,234,680
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/43	6,240	6,967,272
Series 2012-B, Waterworks RB (c)	5.00%	07/01/43	9,805	10,947,773
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,000	1,220,020
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/34	1,665	702,763
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/35	300	120,576
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	08/01/29	3,350	1,870,372
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	2,400	1,481,712
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/34	3,825	1,614,456
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/35	4,120	1,655,910
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/36	300	115,011
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/37	1,785	651,186
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	7,840	4,784,282
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	8,475	4,498,530
Regents of the University of California; Series 2013 AI, General RB (c)	5.00%	05/15/33	6,000	6,848,700
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (g)(h)	5.00%	06/01/16	2,000	2,094,200
Series 2006, RB (INS-NATL) (b)	5.00%	12/01/36	655	682,831
Series 2006, Ref. RB (g)(h)	5.00%	06/01/16	2,345	2,455,450

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	09/01/30	$1,600	$896,272
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/30	1,525	1,741,764
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	595	667,554
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/31	2,450	2,746,303
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	11,350	5,069,251
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/22	525	430,259
				168,413,591

Colorado–3.54%

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	8,100	9,462,663
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,000	3,414,750
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	4,000	4,101,480
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,500	1,534,890
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	7,500	8,351,550
				26,865,333

Connecticut–0.51%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-1, RB (INS-NATL) (b)	5.00%	07/01/24	275	303,207
Series 2007 K-1, RB (INS-NATL) (b)	5.00%	07/01/27	1,225	1,343,445
Series 2007 K-2, RB (INS-NATL) (b)	5.00%	07/01/25	2,000	2,201,320
				3,847,972

District of Columbia–6.80%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/34	3,030	3,474,228
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/35	6,060	6,922,883
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,000	1,021,360
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (g)(h)	5.00%	10/01/18	2,520	2,839,486
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)	5.00%	10/01/29	625	688,606
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/44	6,000	6,677,880
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	7,000	7,156,870
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	3,260	3,608,820
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	3,260	3,596,628
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	6,520	7,158,895
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/27	5,100	5,908,503
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,510	2,632,438
				51,686,597

Florida–11.84%

Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	755	813,905
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,185,560
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2014, Ref. RB	5.00%	04/01/39	3,500	3,762,290
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	3,000	3,045,720
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	4,130	4,546,304
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/31	1,500	1,651,935

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	$4,890	$5,595,236
Series 2015 A-1, RB	5.00%	06/01/22	6,000	6,900,360
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	2,250	2,633,873
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,430,288
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (g)(h)	5.00%	10/01/18	3,580	3,983,394
Lakeland (City of) (Lakeland Regional Health Systems); Series 2015, Hospital System RB	5.00%	11/15/40	6,350	6,812,341
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/32	4,000	4,292,760
Series 2012, RB	5.50%	11/15/32	1,100	1,207,217
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	820	883,714
Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (b)	5.75%	09/01/25	865	896,970
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,278,800
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,900	1,972,732
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	3,415	3,786,552
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/30	1,000	1,080,790
Series 2010, Water & Sewer System RB (INS-AGC) (b)	5.00%	10/01/39	4,500	5,057,415
Series 2012 A, Ref. Aviation RB (d)	5.00%	10/01/28	2,000	2,239,140
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,000	1,112,710
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,575	1,744,943
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/31	7,500	8,447,850
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,118,752
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	325	353,971
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	3,050	3,562,370
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,790	3,190,811
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (b)	5.00%	09/01/29	3,000	3,307,140
				89,895,843

Georgia–1.80%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	5,390	6,027,745
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	563,978
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	3,100	3,331,601
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/32	1,220	1,315,258
Series 2012 A, RB	5.25%	10/01/27	2,170	2,423,304
				13,661,886

Hawaii–2.68%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,393,450
Hawaii (State of) Department of Budget & Finance (Queens Health System); Series 2015 A, Ref. RB	5.00%	07/01/35	3,000	3,387,810
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (d)	5.00%	08/01/28	1,775	1,966,611
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (c)	5.00%	11/01/29	10,000	11,588,400
				20,336,271

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–1.56%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (b)	5.00%	07/01/35	$5,000	$5,473,500
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	2,500	2,762,850
Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/25	3,310	3,642,688
				11,879,038

Illinois–15.09%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	1,030	1,071,622
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	1,078,420
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (d)	5.50%	01/01/31	2,280	2,541,334
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,550	1,777,075
Series 2014 A, Ref. Second Lien RB (d)	5.00%	01/01/41	1,100	1,158,806
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/25	8,000	8,216,880
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/25	775	812,851
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/26	3,105	3,246,029
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	7,490	7,942,396
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,270	3,423,657
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (b)	5.56%	01/01/21	2,000	2,042,740
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (b)	5.58%	01/01/22	2,000	2,043,200
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	630	629,175
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	395	393,922
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	5,705	5,709,906
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	315	312,808
Series 2008, Ref. Second Lien Water RB (INS-AGM) (b)	5.00%	11/01/27	940	1,001,702
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/30	1,000	1,063,080
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	765	798,262
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/32	2,460	2,706,295
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/37	2,460	2,691,781
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/24	210	228,312
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/27	1,845	1,995,607
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/28	305	329,254
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,250	1,311,761
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/27	2,000	2,151,740
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	2,100	2,369,283
Series 2009 B, RB	5.75%	08/15/30	2,000	2,292,660
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	1,430	1,569,940
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,000	2,197,860
Series 2010 A, Ref. RB	6.00%	08/15/38	1,165	1,291,752
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	4,138,277
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Ref. RB (INS-NATL) (b)	5.30%	06/15/18	3,000	3,227,430
Series 2012 B, RB (c)	5.00%	12/15/28	8,625	9,377,618
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,060	1,182,706
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	965	1,072,800
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	12,300	13,425,696

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/29	$1,880	$2,034,216
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	985	1,014,008
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,000	1,020,160
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,000	1,016,520
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	1,100	1,141,019
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,090	4,757,529
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (b)	5.75%	06/01/21	4,000	4,821,240
				114,629,329

Indiana–3.10%

Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (d)	5.00%	09/01/46	1,310	1,383,426
Series 2014, RB (d)	5.25%	09/01/34	765	843,298
Series 2014, RB (d)	5.25%	09/01/40	1,090	1,177,821
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (d)	5.00%	07/01/40	3,365	3,550,243
Series 2013 A, Private Activity RB (d)	5.00%	07/01/35	500	536,210
Series 2013 A, Private Activity RB (d)	5.00%	07/01/48	510	535,577
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	3,325	3,537,900
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	9,000	10,165,860
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (d)	6.75%	01/01/34	1,500	1,820,025
				23,550,360

Iowa–2.39%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(i)	5.00%	06/01/25	5,140	5,830,045
Series 2009 A, Special Obligation RB (c)(i)	5.00%	06/01/26	3,850	4,366,863
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	880	922,610
Iowa (State of); Series 2001, Vision Special Fund RB (INS-NATL) (b)	5.50%	02/15/19	3,600	4,133,664
Series 2001, Vision Special Fund RB (INS-NATL) (b)	5.50%	02/15/20	2,500	2,936,225
				18,189,407

Kansas–0.88%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,510	1,728,225
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,636,620
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (b)	5.25%	09/01/34	3,000	3,350,820
				6,715,665

Kentucky–2.79%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	2,500	2,820,775
Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,585	1,799,324
Kentucky (State of) Property & Buildings Commission (No. 108); Series 2015 A, RB	5.00%	08/01/32	3,500	4,003,930
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/28	4,000	4,492,800
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,125,950
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	3,140	3,618,379
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,362,550
				21,223,708

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–1.77%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	$4,500	$5,126,580
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	650	710,112
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (b)	5.00%	12/01/30	1,000	1,123,190
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/37	1,850	1,894,992
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	745	835,436
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,410	1,607,005
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,190	1,327,766
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	745	845,687
				13,470,768

Maryland–0.72%

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2015, Ref. RB	5.00%	08/15/38	2,500	2,742,650
Series 2015, Ref. RB	5.00%	08/15/42	2,500	2,732,025
				5,474,675

Massachusetts–3.48%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	15,820	18,099,978
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(g)(h)	5.50%	07/01/18	5,120	5,814,835
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/31	2,000	2,517,300
				26,432,113

Michigan–1.55%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (b)	5.00%	07/01/26	1,475	1,513,217
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	1,095	1,146,815
Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	550	602,074
Series 2014 D-6, Ref. Water Supply RB	5.00%	07/01/33	550	594,594
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	2,005	2,171,916
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	760	840,704
Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/29	2,835	3,134,943
Western Michigan University Board of Trustees; Series 2008, General RB (g)(h)	5.00%	05/15/18	1,575	1,755,101
				11,759,364

Minnesota–0.67%

Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (b)	5.00%	11/15/30	1,000	1,010,820
Series 2005 D, Health Care System RB (INS-AMBAC) (b)	5.00%	11/15/34	4,000	4,040,160
				5,050,980

Missouri–1.58%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	825	970,068
Series 2011 A, Ref. RB	5.50%	09/01/25	1,445	1,689,971
Series 2011 A, Ref. RB	5.50%	09/01/27	980	1,128,597
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (g)(h)	5.00%	01/01/16	2,000	2,055,440
Series 2006, Power Project RB (g)(h)	5.00%	01/01/16	2,500	2,569,300
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	2,000	2,086,980
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/33	1,375	1,504,044
				12,004,400

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Montana–0.31%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (b)	5.75%	01/01/31	$2,000	$2,322,300

Nebraska–1.18%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	4,690	5,165,519
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,067,300
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,726,700
				8,959,519

Nevada–2.77%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	2,000	2,241,620
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (b)	6.50%	06/01/17	4,000	4,453,280
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	13,000	14,310,140
				21,005,040

New Jersey–4.55%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,975	2,190,097
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (d)	5.38%	01/01/43	2,000	2,184,480
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/24	3,390	3,764,154
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (b)	5.00%	07/01/26	510	561,989
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 C, Transportation System RB (g)(h)	5.25%	06/15/15	4,000	4,008,960
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(f)	0.00%	12/15/26	14,305	9,063,076
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	6,945	6,720,885
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	975	748,985
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,525	3,017,506
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,955	2,272,543
				34,532,675

New York–14.03%

Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (d)(e)	5.00%	01/01/35	1,600	1,711,200
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,845	1,705,112
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	4,955	5,480,428
Series 2014 A, Ref. RB	5.00%	09/01/44	2,870	3,127,095
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	3,000	3,341,370
Series 2012 A, Ref. Dedicated Tax Fund RB (c)	5.00%	11/15/27	10,000	11,847,000
New York (City of) Municipal Water Finance Authority; Series 2005 C, RB(INS-NATL) (b)	5.00%	06/15/27	685	686,466
Series 2005 C, RB (INS-NATL) (b)	5.00%	06/15/27	315	315,674
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	10,545	11,576,512
New York (City of) Transitional Finance Authority; Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/38	4,500	5,063,670
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/37	6,845	7,700,009
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,465	1,638,969
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	2,900	3,681,463
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	2,455	3,137,883
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (b)	5.00%	02/15/27	50	53,302
Series 2007 F, RB (g)(h)	5.00%	02/15/17	450	483,453

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	$2,000	$2,007,680
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (b)	5.50%	07/01/31	1,040	1,303,286
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,000	1,118,830
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	4,840	5,422,204
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS-NATL) (b)	5.50%	01/01/21	5,000	5,021,450
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	1,953,304
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,545	5,180,300
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	10,000	11,636,600
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/44	5,685	5,822,691
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	4,900	5,546,359
				106,562,310

North Carolina–1.19%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (d)	5.00%	06/30/54	1,135	1,195,620
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/42	4,890	5,444,966
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	2,250	2,431,215
				9,071,801

Ohio–3.45%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,300	3,570,237
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	2,500	2,725,350
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/39	1,230	1,358,683
Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(f)	0.00%	11/15/26	3,545	2,355,511
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(f)	0.00%	11/15/28	3,845	2,333,377
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(f)	0.00%	11/15/38	2,800	984,536
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	1,000	1,073,320
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,898,040
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,315,960
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(d)	5.00%	12/31/39	750	815,618
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	1,350	1,550,556
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,000	2,183,760
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (h)	5.88%	06/01/16	1,980	2,069,991
				26,234,939

Oregon–0.60%

Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/40	1,570	1,693,590
Oregon (State of) Department of Administrative Services; Series 2005 B, COP (g)(h)	5.00%	11/01/15	1,120	1,142,456
Series 2005 B, COP (g)(h)	5.00%	11/01/15	1,685	1,718,784
				4,554,830

Pennsylvania–2.31%

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2006 B, Ref. RB (h)	3.50%	06/01/20	2,000	2,075,400

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (b)(d)	5.00%	11/01/37	$3,500	$3,554,285
Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (d)(h)	2.70%	04/01/20	4,000	4,018,000
Pennsylvania (State of) Turnpike Commission; Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	1,500	1,023,975
Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (g)(h)	7.13%	07/15/16	1,750	1,882,318
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	4,500	5,014,350
				17,568,328

Puerto Rico–0.29%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	2,645	2,230,105

Rhode Island–0.53%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	3,935	4,025,190

South Carolina–2.87%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	7,410	8,659,178
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (k)	0.08%	10/01/39	3,000	3,000,000
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	4,450	5,007,539
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (g)(h)	5.00%	01/01/16	5,000	5,139,200
				21,805,917

Tennessee–0.52%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/42	1,000	1,060,440
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	2,475	2,872,015
				3,932,455

Texas–14.34%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/34	4,895	5,508,490
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.); Series 1998, RB (g)	5.50%	01/01/16	3,020	3,111,868
Series 1998, RB (g)	5.50%	01/01/17	5,075	5,458,772
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,490	1,664,643
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,110,030
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,300,760
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	2,285	2,501,869
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/36	3,305	3,730,420
Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/41	3,000	3,333,240
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (b)	5.25%	11/15/24	2,160	2,405,916
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/27	1,840	2,024,994
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(f)	0.00%	09/01/26	3,975	2,640,235
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(f)	0.00%	09/01/27	5,015	3,145,809
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	4.50%	04/15/27	225	241,706
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/25	1,910	2,107,494
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/26	1,330	1,456,057
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/42	2,700	2,859,003
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (b)	5.00%	02/15/26	285	313,090

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority; Series 2001, Ref. RB (INS-AGM) (b)	5.00%	05/15/26	$965	$968,329
Series 2002, Ref. Improvement RB (INS-NATL) (b)	5.00%	05/15/31	2,480	2,488,382
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (g)(h)	6.25%	02/15/19	1,450	1,703,417
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,123,910
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/28	16,400	9,808,676
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/29	2,725	1,548,018
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/31	3,550	1,841,527
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,405	2,664,548
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	2,265	2,485,430
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	2,475	2,683,073
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (f)	0.00%	08/15/36	3,075	1,218,776
Series 2015 B, Ref. CAB RB (f)	0.00%	08/15/37	4,010	1,468,903
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	1,000	1,077,630
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (f)(g)	0.00%	08/15/27	200	142,766
Series 2002 A, First Tier CAB RB (INS-BHAC) (b)(f)	0.00%	08/15/27	6,800	4,467,600
Series 2015 C, Ref. Sub. RB	5.00%	08/15/33	5,000	5,482,750
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,370	6,517,193
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	3,025	3,355,268
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,204,340
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,310,112
Series 2012, Gas Supply RB	5.00%	12/15/32	1,125	1,215,877
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (d)	7.00%	12/31/38	1,250	1,547,075
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	2,500	2,718,600
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,920	2,109,235
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	894,414
				108,960,245

Utah–1.52%

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(g)(h)	5.00%	06/15/18	10,325	11,522,287

Virgin Islands–0.36%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,500	2,711,475

Virginia–2.55%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (b)	5.25%	07/15/22	3,000	3,355,200
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	2,500	2,752,875
Roanoke (City of) Industrial Development Authority (Carilion Health System); Series 2005, Hospital RB (g)(h)	5.00%	07/01/20	35	41,018
Series 2005 B, Hospital RB (INS-AGM) (b)	5.00%	07/01/38	2,365	2,588,966
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (d)	5.50%	01/01/42	3,355	3,654,199
Series 2012, Sr. Lien RB (d)	6.00%	01/01/37	855	986,106
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (d)	5.00%	07/01/34	3,855	4,096,863
Series 2012, Sr. Lien RB (d)	5.00%	01/01/40	1,810	1,900,916
				19,376,143

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–5.33%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (b)	5.00%	09/01/31	$10,000	$10,466,700
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	2,500	2,825,050
Washington (State of) Health Care Facilities Authority (Multicare Health Systems); Series 2015 B, Ref. RB	4.00%	08/15/39	1,000	989,240
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	1,900	2,085,288
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	12/01/29	5,100	3,243,294
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	8,995	10,175,324
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	9,460	10,692,354
				40,477,250

West Virginia–0.57%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/38	4,000	4,352,760

Wisconsin–1.88%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	5,354,900
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/34	2,000	2,103,520
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/32	1,155	1,119,172
Series 2015, Ref. RB	5.75%	04/01/35	815	800,746
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	4,235	4,912,854
				14,291,192
TOTAL INVESTMENTS(l)–153.21% (Cost $1,072,723,119)				1,163,804,788
FLOATING RATE NOTE OBLIGATIONS–(28.27)%
Notes with interest and fee rates ranging from 0.61% to 0.93% at 05/31/15 and contractual maturities of collateral ranging from 08/01/25 to 10/01/52 (See Note 1D)(m))				(214,785,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(25.42)%				(193,080,566)
OTHER ASSETS LESS LIABILITIES–0.48%				3,659,828
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$759,599,050

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
FTA	—Federal Transit Administration
GO	—General Obligation
INS	—Insurer
Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at

May 31, 2015 was $17,822,022, which represented 2.35% of the Trust’s Net Assets.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.0%
National Public Finance Guarantee Corp.	7.5
Assured Guaranty Corp.	6.3
(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015 , the Trust’s investments with a value of $367,312,148 are held by Dealer Trusts and serve as collateral for the $214,785,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $52,474,753 and $53,264,148, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,351,340
Aggregate unrealized (depreciation) of investment securities	(2,138,564)
Net unrealized appreciation of investment securities	$90,212,776
Cost of investments for tax purposes is $1,073,592,012.

Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.